Supplement dated February 28,2003 to the
       Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. - Retail Shares
                  (the `Fund') Prospectus dated July 31, 2002

The following replaces the first sentence in the `Calculating the Share Price of the Fund' section:


We calculate the price of the Fund's shares (also known as the `net asset value' or `NAV') on each day the Fund is open as of 11:00 a.m. Eastern Time for the Treasury and Tax-Free Series and as of 02:00 p.m. Eastern Time for the Prime Series.

                   Supplement dated February 28, 2003 to the
        Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. - Quality Cash
                              Reserve Prime Shares
                  (the `Fund') Prospectus dated July 31, 2002

The following replaces the first sentence in the `Calculating the Share Price of the Fund' section:

We calculate the price of the Fund's shares (also known as the `net asset value' or `NAV') on each day the Fund is open as of 11:00 a.m. Eastern Time for the Treasury and Tax-Free Series and as of 02:00 p.m. Eastern Time for the Prime Series.

                   Supplement dated February 28, 2003 to the
       Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. - Institutional
                                     Shares
                  (the `Fund') Prospectus dated July 31, 2002

The following replaces the first sentence in the `Calculating the Share Price of the Fund' section:

We calculate the price of the Fund's shares (also known as the `net asset value' or `NAV') on each day the Fund is open as of 11:00 a.m. Eastern Time for the Treasury and Tax-Free Series and as of 02:00 p.m. Eastern Time for the Prime Series.

                     Supplement dated February 28, 2003 to
             the Statement of Additional Information dated July 31, 2002: Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.

The following sentence replaces the first sentence in the first paragraph under Net Asset Value Determination in the Share Purchases and Redemptions section:

The net asset value of the Treasury Series and the Tax-Free Series is determined daily as of 11:00 a.m. (Eastern Time) and the net asset value of the Prime Series is determined daily as of 02:00 p.m. (Eastern Time) each day that the Fund's custodian and the New York Stock Exchange are open for business.


Effective August 19, 2002, the following supplements the Statement of Additional Information dated July 31, 2002:


         The address for Investment Company Capital Corporation, the Fund's transfer agent (`Transfer Agent'), is:


                  Investment Company Capital Corporation
                  c/o Scudder Investments
                  811 Main Street
                  Kansas City, MO 64105




Effective August 19, 2002, the following supplements the `Distributor' Section of the Statement of Additional Information dated July 31, 2002:


         Effective  August 19, 2002,  Scudder  Distributors,  Inc.  (`SDI') will serve as the distributor of the Fund's shares pursuant to the Distribution Agreement. The terms and conditions of the Distribution Agreement are exactly the same as the Distribution Agreement with ICC Distributors, Inc., the former distributor of the Fund. SDI enters into a Selling Group Agreement with certain broker-dealers (each a `Participating Dealer'). If a Participating Dealer previously had agreements in place with SDI and ICC Distributors, Inc., the SDI Agreement will control. If the Participating Dealer did not have an agreement with SDI, then the terms of your assigned ICC Distributors, Inc. agreement will remain in effect. These Selling Group Agreements may be terminated by their terms or by the terms of the Distribution Agreement, as applicable. SDI is a wholly-owned subsidiary of Deutsche Bank AG. The address for SDI is 222 South Riverside Plaza, Chicago, IL 60606.


Effective   August  19,  2002,   the  following   supplements   the   `Portfolio
Transactions' Section of the Statement of Additional Information dated July 31, 2002:


         In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as
         the  Board  may  determine,   the  Advisor
         may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


Effective   August  19,  2002,   the  following   replaces  the  `Purchases  and
Redemptions' Sub-Section of the `Share Purchases and Redemptions' Section in the Statement of Additional Information dated July 31, 2002:


                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund are distributed by SDI. The Fund offers the classes of shares set forth in the `The Fund and its Shares' Section of this Statement of Additional Information. General information on how to buy shares of the Fund is set forth in `Buying and Selling Fund shares' in the Fund's Prospectuses. The following supplements that information.

Effective August 19, 2002, the Fund will become part of the Scudder family of funds, and the Fund's Prime Series Class A, B and C Shares will be known as the `Scudder Cash Reserve Prime Series Class A, B and C Shares'. In connection with this change, the Fund's Board of Directors determined that the Fund will no longer offer Prime Series Class A, B and C shares for sale, as the Scudder fund family currently offers class A, B and C shares of a similar fund, the Scudder Cash Reserve Fund. Shareholders holding Prime Series Class A, B and C shares as of August 19, 2002, can continue to hold their shares, but the Fund will not accept any further investments, other than by the reinvestment of dividends.

Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee. The Fund will be deemed to have received a redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of the Fund may be redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Scudder Investments family of funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Transfer Agent at 1-800-621-1048.

To sell shares by bank wire your account must have been set up with this feature.

Signature Guarantees. Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

         Your redemption is for greater than $100,000 worth of shares,

         Your account registration has changed within the last 15 days,

          The check is being mailed to a different address than the one on your account (record address),

          The check is being made payable to someone other than the account owner(s),

          The redemption proceeds are being transferred to a fund account with a different registration, or

          You wish to have redemption proceeds wired to a non-pre-designated bank account.

You should be able to obtain a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can not get a signature guarantee from a notary public and we must be provided the original guarantee, not a photocopy.

Redemption or Repurchase of Shares

General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's Transfer Agent, the shareholder may redeem such shares by sending a written request and, if required, a signature guarantee to Scudder Funds, Attention: Redemption Department, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Transfer Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder(s) with signatures guaranteed. (See `Purchase and Redemption of Shares - Signature Guarantee' Section.) The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner(s). Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, directors, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Transfer Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven calendar days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickSell or Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Fund of the purchase amount. The redemption within two years of Class A shares purchased without sales charges under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see `Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares'), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see `Contingent Deferred Sales Charge -- Class B Shares' below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see `Contingent Deferred Sales Charge -- Class C Shares' below).

A `Business Day' means any day on which The New York Stock Exchange (the `NYSE') is open. For an investor who has a shareholder account with the Fund, the Transfer Agent must receive the investor's redemption order before the close of regular trading on the NYSE for the investor to receive that day's net asset value. For an investor who invests through a mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's redemption order before the close of regular trading on the NYSE and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service organizations, brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase or redemption orders to the Transfer Agent.

The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

If the value of your account falls below the minimum account balance requirement for the respective class, the Fund reserves the right to redeem your shares or close your account after giving you 60 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

Shareholders can request the following telephone privileges: redemption by wire and QuickSell transactions (see `Special Features') and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Transfer Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholders of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under `General' above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Transfer Agent with signatures guaranteed. Telephone requests may be made by calling (800) 621-1048. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail or make an online redemption. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to the Transfer Agent, which the Fund has authorized to act as its agent. There is no charge with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by the Transfer Agent. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see `Valuation of Shares, Subscriptions and Redemptions' Section, `Valuation of Shares' Sub-Section) and received by the Transfer Agent prior to the close of the Transfer Agent's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Redemption by Wire. If the account holder has given or the account holders have given authorization for wire redemption to the account holder's or account holders' brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single account previously designated by the accountholder(s). Requests received by the Transfer Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value per Fund share effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Transfer Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Transfer Agent will honor requests by telephone at (800) 621-1048 or in writing, subject to the limitations on liability described under `General' above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Transfer Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the redemption by wire privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. Note a shareholder who redeems Class A shares also may be charged a short-term redemption fee if the Fund imposes a short-term redemption fee. (See `Policies About Transactions'
Section in the Fund's Prospectus.) The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Transfer Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.

Year of Redemption                         Contingent Deferred
After Purchase                                 Sales Charge
--------------                                 ------------
First                                               4%
Second                                              3%
Third                                               3%
Fourth                                              2%
Fifth                                               2%
Sixth                                               1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to an automatic withdrawal plan (see `Special Features -- Automatic Withdrawal Plan' below), (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Deutsche or Scudder IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Transfer Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan (limited to 12% of the net asset value of the account during the first year, see `Special Features -- Automatic Withdrawal Plan'); (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts); (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Transfer Agent; (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and (h) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 2001 will be eligible for the second year's charge if redeemed on or after March 1, 2002. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of the Fund or any fund listed under `Special Features -- Class A Shares -- Combined Purchases' (other than shares of the Scudder Cash Reserves Fund or Scudder Cash Reserve Prime Shares purchased directly without sales charges) may reinvest up to the full amount redeemed without sales charges at the time of the reinvestment in Class A shares of the Fund or of the listed funds under `Special Features -- Class A Shares -- Combined Purchases'. A shareholder of the Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see `Purchase and Redemption of Shares -- Initial Sales Charge Alternative -- Class A Shares') or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed without sales charges at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of the Fund. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, without sales charges in Class A shares of the Fund or of the funds listed under `Special Features -- Class A Shares -- Combined Purchases.'
Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for funds available for sale in the shareholder's state of residence as listed under `Special Features -- Exchange Privilege.' The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of the Fund's shares, the reinvestment in the same Fund may be subject to the `wash sale' rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss. The reinvestment privilege may be terminated or modified at any time.

Redemption in Kind

Although it is the Fund's present policy to redeem in cash, the Fund may satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, taking such securities at the same value used to determine net asset value. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption also would not be as liquid as a redemption entirely in cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a share at the beginning of the period.

Special Features

Class A  Shares  --  Combined  Purchases.  The  Fund's  Class A  shares  (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: Scudder 21st Century Growth Fund, Scudder Aggressive Growth Fund, Scudder Blue Chip Fund, Scudder California Tax-Free Income Fund, Scudder Capital Growth Fund, Scudder Cash Reserves Fund (available only upon exchange or conversion from Class A shares of another Scudder Fund), Scudder Cash Reserve Prime Shares (available only upon exchange or conversion from Class A shares of another Scudder Fund), Scudder Contrarian Fund, Scudder-Dreman Financial Services Fund, Scudder Global Discovery Fund, Scudder-Dreman High Return Equity Fund, Scudder Dynamic Growth Fund, Scudder Emerging Markets Income Fund, Scudder Florida Tax-Free Income Fund, Scudder Focus Growth Fund, Scudder Focus Value Plus Growth Fund, Scudder Global Fund, Scudder Global Bond Fund, Scudder Gold and Precious Metals Fund, Scudder Growth and Income Fund, Scudder Health Care Fund, Scudder High-Yield Fund (to be renamed `Scudder High Income Fund' on or about October 7, 2002), Scudder High-Yield Opportunity Fund (to be renamed `Scudder High Income Opportunity Fund' on or about October 29, 2002), Scudder High-Yield Tax-Free Fund, Scudder Income Fund, Scudder International Fund, Scudder Large Company Growth Fund, Scudder Large Company Value Fund, Scudder Managed Municipal Bonds, Scudder Massachusetts Tax-Free Fund, Scudder Medium-Term Tax-Free Fund, Scudder New Europe Fund, Inc., Scudder New York Tax-Free Income Fund, Scudder Pathway Series -- Conservative Portfolio, Scudder Pathway Series -- Growth Portfolio, Scudder Pathway Series -- Moderate Portfolio, Scudder S&P 500 Stock Fund, Scudder-Dreman Small Cap Value Fund, Scudder Small Company Stock Fund, Scudder Strategic Income Fund, Scudder Target Fund (series are subject to a limited offering period), Scudder Technology Fund, Scudder Technology Innovation Fund, Scudder Total Return Fund, Scudder U.S. Government Securities Fund, Scudder Flag Investors Value Builder Fund, Scudder Flag Investors Equity Partners Fund, Scudder Growth Opportunity Fund, Scudder Top 50 US Fund, Scudder International Equity Fund, Scudder International Select Equity Fund, Scudder European Equity Fund, Scudder Flag Investors Communications Fund, Scudder Global Biotechnology Fund, Scudder Real Estate Securities Fund, Scudder Fixed Income Fund, Scudder Micro Cap Fund, Scudder Mid Cap Fund, Scudder Small Cap Fund, Scudder Japanese Equity Fund (`Scudder Funds'). Except as noted below, there is no combined purchase credit for direct purchases of shares of Scudder Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust (`Money Market Funds'), which are not considered a `Scudder Fund' for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Scudder Investments Service Company may include: (a) Money Market Funds as `Scudder Funds,' (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Exchange Privilege. Shareholders of Class A, Class B, Class C, Investment, Institutional, and Premier Class shares may exchange their shares for shares of the corresponding class, if available, of Scudder Funds in accordance with the provisions on the next page.

Class A Shares. Class A shares of the Scudder Funds and shares of the Money Market Funds listed under `Special Features -- Class A Shares -- Combined Purchases' above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Scudder Cash Reserves Fund and Scudder Cash Reserve Prime Shares that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Class A shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Scudder Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of the Fund and Class B shares of any Scudder Fund listed under `Special Features -- Class A Shares -- Combined Purchases' may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of the Fund and Class C shares of any Scudder Fund listed under `Special Features -- Class A Shares -- Combined Purchases,' which sells Class C shares, may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, amounts exchanged retain their cost and purchase date.

General. Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the `15-Day Hold Policy'). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund and Scudder Cash Reserve Prime Shares) acquired by exchange from another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the Fund. The Fund specifically reserves the right to refuse your order if it is part of a multiple purchase or exchange request that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a `market-timing' strategy. In making its determination the Fund may consider orders you have placed individually as well as orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your dealer. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of the investment and your background and the background of any other investors or dealers involved. In particular, a pattern of exchanges that coincides with a `market timing' strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy.

For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Scudder Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the Fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or SDI. Exchanges may be accomplished by a written request to Investment Company Capital Corporation, c/o Scudder Investments, Attention: Exchange Department, P.O. Box 219557, Kansas City, Missouri 64121-9557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Transfer Agent will honor requests by telephone at (800) 621-1048, subject to the limitations on liability under `Redemption or Repurchase of Shares -- General.' Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change to this privilege will be provided.

Automatic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Scudder Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. If selected, exchanges will be made automatically until the shareholder or the Scudder Fund terminates the privilege. Exchanges are subject to the terms and conditions described above under `Exchange Privilege.' This privilege may not be used for the exchange of shares held in certificated form.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $50 and maximum $250,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in QuickBuy and QuickSell, the shareholder authorizes the Transfer Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under `Redemption or Repurchase of Shares -- General.' Once enrolled in QuickBuy and QuickSell, a shareholder can initiate a transaction by calling Shareholder Services toll free at (800) 621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Investment Company Capital Corporation, c/o Scudder Investments, P.O. Box 219415, Kansas City, Missouri 64121-9415. Termination will become effective as soon as the Transfer Agent has had a reasonable amount of time to act upon the request. QuickBuy and QuickSell cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts (`IRAs').

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $50. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under an automatic withdrawal plan is 12% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested without sales charges. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in an automatic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. SDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to an automatic withdrawal plan. The automatic withdrawal plan may be amended on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered Retirement Plans. The Transfer Agent provides retirement plan services and documents and the Transfer Agent can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts. This includes Savings Incentive Match Plan for Employees of Small Employers (`SIMPLE'), Simplified Employee Pension Plan (`SEP') IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Transfer Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting `preferential dividends' under the Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.



Effective August 19, 2002, insert the following new Section after the `Financial Statements' Section and before the Appendix in the Statement of Additional Information dated July 31, 2002:

                             ADDITIONAL INFORMATION

Internet Access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. This site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on the Funds.

Account Access -- Scudder Funds is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

Scudder Funds' personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable.

Dividends will be reinvested in shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See `Special Features -- Class A Shares -- Combined Purchases' for a list of such other Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund automatically will reinvest dividend checks (and future dividends) in shares of that same Fund and class unless the shareholder requests payment in cash at the time the application is completed. The Fund also will reinvest dividend checks in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.


Other Information

The CUSIP numbers for each class of the Fund are:

DBAB Cash Reserve Fund              Class A Shares: 251521209

                                    Class B Shares:251521308

                                    Class C Shares:251521100

The Deutsche Bank Alex. Brown Cash Reserve Fund has a fiscal year ending March 31st.

The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby.

The Fund has filed with the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, a Registration Statement under the 1933 Act with respect to the securities of the Fund. If further information is desired with respect to the Fund reference is made to the Registration Statement and the exhibits filed as a part thereof. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

Effective August 19 through September 2, 2002, the following supplements `Code of Ethics' Sub-Section of the `Management of the Fund' Section in the Statement of Additional Information dated July 31, 2002:

         The Fund's advisor and its affiliates (including the Fund's Distributor, SDI) have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes permit access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Codes' preclearance requirements. In addition, the Codes also provide for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Codes also prohibit short-term trading profits and personal investment in initial public offerings and require prior approval with respect to purchases of securities in private placements.


Effective  September  3,  2002,  the  following  supplements  `Code  of  Ethics'
Sub-Section of the `Management of the Fund' Section in the Statement of Additional Information dated July 31, 2002:

         The Fund's advisor and its affiliates (including the Fund's Distributor, SDI) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (`Consolidated Code'). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The following replaces the table in the `Directors and Officers' Sub-Section of the `Management of the Fund' Section of the Statement of Additional Information dated July 31, 2002:

         On July 30, 2002, the shareholders of the Fund approved the election of new Directors and executive officers. The following information is provided for each Director and officer.

                             DIRECTORS AND OFFICERS


                            Position with the Fund and  Business Experience and Directorships During the Past 5      Overseen by
Name and Birth Date         Length of Time Served       Years                                                        Director^1
-------------------         ---------------------       -----                                                        ----------

Independent Directors
---------------------

Richard R. Burt             Director since 1999.        Chairman, IEP Advisors, Inc. (July 1998 to present);                 80
2/3/47                                                  Chairman of the Board, Weirton Steel Corporation2 (April
                                                        1996 to present); Member
                                                        of the Board,  Hollinger
                                                        International,   Inc.  2
                                                        (publishing)   (1995  to
                                                        present),            HCL
                                                        Technologies     Limited
                                                        (information technology)
                                                        (April 1999 to present),
                                                        UBS     Mutual     Funds
                                                        (formerly    known    as
                                                        Brinson   and   Mitchell
                                                        Hutchins   families   of
                                                        funds) (1995 to present)
                                                        (registered   investment
                                                        companies);  and Member,
                                                        Textron      Inc.      2
                                                        International   Advisory
                                                        Council  (July  1996  to
                                                        present).      Formerly,
                                                        Partner,    McKinsey   &
                                                        Company     (consulting)
                                                        (1991-1994) and US Chief
                                                        Negotiator  in Strategic
                                                        Arms   Reduction   Talks
                                                        (START)    with   former
                                                        Soviet   Union   and  US
                                                        Ambassador     to    the
                                                        Federal    Republic   of
                                                        Germany     (1985-1991);
                                                        Member  of  the   Board,
                                                        Homestake        Mining2
                                                        (mining and exploration)
                                                        (1998-February    2001),
                                                        Archer  Daniels  Midland
                                                        Company2   (agribusiness
                                                        operations)     (October
                                                        1996-June    2001)   and
                                                        Anchor  Gaming   (gaming
                                                        software and  equipment)
                                                        (March     1999-December
                                                        2001).

S. Leland Dill              Director since 2002.        Trustee, Phoenix Zweig Series Trust (since September 1989),          78
3/28/30                                                 Phoenix Euclid Market Neutral Funds (since May 1998)
                                                        (registered   investment
                                                        companies);      Retired
                                                        (since 1986).  Formerly,
                                                        Partner,    KPMG    Peat
                                                        Marwick (June  1956-June
                                                        1986);         Director,
                                                        Vintners   International
                                                        Company    Inc.    (June
                                                        1989-May  1992),  Coutts
                                                        (USA)      International
                                                        (January      1992-March
                                                        2000),    Coutts   Trust
                                                        Holdings  Ltd.,   Coutts
                                                        Group (March  1991-March
                                                        1999)    and     General
                                                        Partner,           Pemco
                                                        (investment     company)
                                                        (June 1979-June 1986).

Martin J. Gruber            Director since 2002.        Nomura Professor of Finance, Leonard N. Stern School of              79
7/15/37                                                 Business, New York University (since 1964); Trustee, CREF
                                                        (since 2000); Director, S.G. Cowen Mutual Funds
                                                        (1985-2001), Japan Equity Fund, Inc. (since 1992), Thai
                                                        Capital Fund, Inc. (2000 to present) and Singapore Fund,
                                                        Inc. (since 2000) (registered investment companies).



                                       16

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Fund and  Business Experience and Directorships During the Past 5      Overseen by
Name and Birth Date         Length of Time Served       Years                                                        Director^1
-------------------         ---------------------       -----                                                        ----------

Richard J. Herring          Director since 2002.        Jacob Safra Professor of International Banking and                   78
2/18/46                                                 Professor, Finance Department, The Wharton School,
                                                        University            of
                                                        Pennsylvania      (since
                                                        1972); Director,  Lauder
                                                        Institute             of
                                                        International Management
                                                        Studies   (since  2000);
                                                        Co-Director,     Wharton
                                                        Financial   Institutions
                                                        Center  (since 2000) and
                                                        Vice Dean and  Director,
                                                        Wharton    Undergraduate
                                                        Division (1995-2000).

Joseph R. Hardiman          Director since 1998.        Private Equity Investor (1997 to present); Director,                 76
5/27/37                                                 Soundview Technology Group Inc. (investment banking) (July
                                                        1998 to present), Corvis Corporation2 (optical networking
                                                        equipment) (July 2000 to present), Brown Investment
                                                        Advisory & Trust Company (investment advisor) (February
                                                        2001 to present), The Nevis Fund (registered investment
                                                        company) (July 1999 to present), and ISI Family of Funds
                                                        (registered investment companies) (March 1998 to present).
                                                        Formerly, Director, Circon Corp. 2 (medical instruments)
                                                        (November 1998-January 1999); President and Chief Executive
                                                        Officer, The National Association of Securities Dealers,
                                                        Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief
                                                        Operating Officer of Alex. Brown & Sons Incorporated (now
                                                        Deutsche Bank Securities Inc.) (1985-1987) and General
                                                        Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank
                                                        Securities Inc.) (1976-1985).

Graham E. Jones             Director since 2002.        Senior Vice President, BGK Properties, Inc. (commercial              78
1/31/33                                                 real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of
                                                        22 open-end mutual funds managed by Sun Capital Advisers,
                                                        Inc. (since 1998).

Rebecca W. Rimel            Director since 1995.        President and Chief Executive Officer, The Pew Charitable            78
4/10/51                                                 Trusts (charitable foundation) (1994 to present).
                                                        Formerly,      Executive
                                                        Director,     The    Pew
                                                        Charitable  Trusts (1988
                                                        to 1994);  Director, ISI
                                                        Family      of     Funds
                                                        (registered   investment
                                                        companies)    (1997   to
                                                        1999);  and Director and
                                                        Executive           Vice
                                                        President,  The Glenmede
                                                        Trust            Company
                                                        (investment   trust  and
                                                        wealth management) (1994
                                                        to 2000).



                                       17

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Fund and  Business Experience and Directorships During the Past 5      Overseen by
Name and Birth Date         Length of Time Served       Years                                                        Director^1
-------------------         ---------------------       -----                                                        ----------

Philip Saunders, Jr.        Director since 2002.        Principal, Philip Saunders Associates (Economic and                  78
10/11/35                                                Financial Consulting) (since 1998).  Formerly, Director,
                                                        Financial       Industry
                                                        Consulting,    Wolf    &
                                                        Company     (1987-1988);
                                                        President,  John Hancock
                                                        Home            Mortgage
                                                        Corporation (1984-1986);
                                                        Senior Vice President of
                                                        Treasury  and  Financial
                                                        Services,  John  Hancock
                                                        Mutual  Life   Insurance
                                                        Company,            Inc.
                                                        (1982-1986).

William N. Searcy           Director since 2002.        Pension & Savings Trust Officer, Sprint Corporation2                 78
9/3/46                                                  (telecommunications) (since 1989); Trustee of 22 open-end
                                                        mutual funds managed by Sun Capital Advisers, Inc. (since
                                                        1998).

Robert H. Wadsworth         Director since 1999.        President, Robert H. Wadsworth Associates, Inc. (consulting          81
1/29/40                                                 firm) (1982 to present); President and Director, Trust for
                                                        Investment Managers (registered investment company) (1999
                                                        to present).  Formerly, President, Investment Company
                                                        Administration, L.L.C. (1992*-July 2001); President,
                                                        Treasurer and Director, First Fund Distributors, Inc.
                                                        (1990-January 2002); Vice President, Professionally Managed
                                                        Portfolios (1999-2002) and Advisors Series Trust
                                                        (1997-2002) (registered investment companies); and
                                                        President, Guinness Flight Investment Funds, Inc.
                                                        (registered investment companies).
                                                        * Inception date of the corporation which was the
                                                        predecessor to the LLC.
Interested Director
-------------------

Richard T. Hale^3           Director since 1989 and     Managing Director, Deutsche Bank Securities Inc. (formerly           78
7/17/45                     President since 2000.       Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
                                                        Management    (1999   to
                                                        present);  Director  and
                                                        President,    Investment
                                                        Company   Capital  Corp.
                                                        (registered   investment
                                                        advisor)     (1996    to
                                                        present);  President, DB
                                                        Hedge   Strategies  Fund
                                                        LLC          (registered
                                                        investment      company)
                                                        (June 2002 to  present);
                                                        Director,       Deutsche
                                                        Global Funds, Ltd. (2000
                                                        to present),  CABEI Fund
                                                        (2000 to present), North
                                                        American   Income   Fund
                                                        (2000    to     present)
                                                        (registered   investment
                                                        companies);         Vice
                                                        President,      Deutsche
                                                        Asset  Management,  Inc.
                                                        (2000    to    present).
                                                        Chartered      Financial
                                                        Analyst.       Formerly,
                                                        Director,  ISI Family of
                                                        Funds        (registered
                                                        investment    companies)
                                                        (1992-1999).



                                       18


Name and Birth Date         Position with the Fund and  Business Experience and Directorships During the Past 5
-------------------         Length of Time Served       Years
                            ---------------------       -----

Officers
--------

Richard T. Hale             President since 2000.       See information provided under Interested Director.
7/17/45

Amy M. Olmert               Secretary since 1997.       Director, Deutsche Asset Management (January 1999 to
5/14/63                                                 present); Certified Public Accountant (1989 to present).
                                                        Formerly, Vice President, BT Alex. Brown Incorporated (now
                                                        Deutsche Bank Securities Inc.) (1997-1999); Senior Manager,
                                                        Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP)
                                                        (1992-1997).
Charles A. Rizzo            Treasurer since 1999.       Director, Deutsche Asset Management (April 2000 to
8/5/57                                                  present); Certified Public Accountant; Certified Management
                                                        Accountant.  Formerly, Vice President and Department Head,
                                                        BT Alex. Brown Incorporated (now Deutsche Bank Securities
                                                        Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P.
                                                        (now PricewaterhouseCoopers LLP) (1993-1998).
Daniel O. Hirsch            Assistant Secretary since   Managing Director, Deutsche Asset Management (2002 to
3/27/54                     1999.                       present) and Director, Global Funds Ltd. (2002 to
                                                        present).  Formerly, Director, Deutsche Asset Management
                                                        (1999-2002), Principal, BT Alex. Brown Incorporated (now
                                                        Deutsche Bank Securities Inc.) (1998-1999); Assistant
                                                        General Counsel, United States Securities and Exchange
                                                        Commission (1993-1998).
Jeffrey A. Engelsman        Vice President and AML      Vice President, Deutsche Asset Management (1999 to
9/28/67                     Compliance Officer since    present).  Formerly, Attorney, Great-West Life & Annuity
                            2002.                       Insurance Company (1995 to 1999).
Bruce A. Rosenblum          Assistant Secretary since   Director, Deutsche Asset Management since 2002.  Formerly,
9/14/60                     2002.                       Vice President, Deutsche Asset Management (2000-2002);
                                                        Partner, Freedman, Levy, Kroll & Simonds (1994-2000);
                                                        Counsel to Commissioner J. Carter Beese, Staff Attorney,
                                                        Divisions of Enforcement and Corporation Finance,
                                                        Securities and Exchange Commission (1986-1994).
----------
1 As of July 30, 2002, the total number of Funds in the Fund Complex is 84.
2 A publicly  held company with  securities  registered  pursuant to Section 12 of the  Securities  Exchange Act of
1934.
3 Mr. Hale is a director  who is an  `interested  person'  within the meaning of Section  2(a)(19) of the 1940 Act.
Mr. Hale is Vice  President  of DeAM,  Inc.  and a Managing  Director of Deutsche  Asset  Management,  the US asset management unit of Deutsche Bank and its affiliates.


Ms. Olmert and Messrs. Engelsman, Hale, Hirsch, Rizzo, and Rosenblum also hold similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.